ACQUISITIONS (Schedule of estimated fair values of the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 195,527	$ 189,265	$ 152,303
Vidazoo Member
Business Acquisition [Line Items]
Property and equipment, net	6,291
Deferred Taxes	(5,524)
Goodwill	43,224
Net assets acquired	90,038
Vidazoo Member | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Property and equipment, net	6,291
Deferred Taxes	(4,704)
Goodwill	36,962
Net assets acquired	77,748
Vidazoo Member | Measurement Period Adjustment
Business Acquisition [Line Items]
Property and equipment, net	0
Deferred Taxes	(820)
Goodwill	6,262
Net assets acquired	12,290
Vidazoo Member | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets	36,363
Vidazoo Member | Technology-Based Intangible Assets [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Intangible assets	31,005
Vidazoo Member | Technology-Based Intangible Assets [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Intangible assets	5,358
Vidazoo Member | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	9,684
Vidazoo Member | Customer Relationships [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Intangible assets	8,194
Vidazoo Member | Customer Relationships [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Intangible assets	$ 1,490